ENTITY-WIDE DISCLOSURES (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Revenues From External Customers And Long Lived Assets [Line Items]
Property, plant and equipment, net	$ 5,947	$ 4,357
Israel [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Property, plant and equipment, net	1,459	1,227
United States [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Property, plant and equipment, net	1,053	704
Croatia [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Property, plant and equipment, net	311	309
Hungary [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Property, plant and equipment, net	388	334
United Kingdom [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Property, plant and equipment, net	297	275
Other Countries [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Property, plant and equipment, net	1,357	1,143
Germany [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Property, plant and equipment, net	317	313
Japan [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Property, plant and equipment, net	$ 765	$ 52